Dispositions	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Dispositions
Dispositions
In May 2016, we entered into a purchase and sale agreement with a third party to sell our 100% interest in our Northern Louisiana system, which primarily consisted of certain gas processing plants and gathering systems, for approximately $160 million, subject to customary purchase price adjustments. This transaction closed on July 1, 2016 and we recorded a gain of $41 million, net of goodwill, in the third quarter of 2016.
In July 2015, we entered into a purchase and sale agreement with a third party to sell a gas processing plant and gathering system for approximately $120 million, subject to customary purchase price adjustments. This transaction closed on August 26, 2015, and we recognized a $59 million gain on sale in the consolidated statement of operations for the year ended December 31, 2015.
In May 2015, we entered into purchase and sale agreements with WTG Benedum Joint Venture to sell our 33% interest in the Benedum gas processing plant and 100% interest in the Benedum gathering system, or Benedum, for approximately $21 million, subject to customary purchase price adjustments. This transaction closed on May 13, 2015, and we recognized a $27 million loss on sale, which included $2 million of goodwill, in the consolidated statement of operations for the year ended December 31, 2015.
In January 2015, we entered into a purchase and sale agreement with Mustang Gas Products, LLC to sell our approximate 44% interest in the Dover-Hennessey gas processing plant and gathering system for approximately $29 million, subject to customary purchase price adjustments. This transaction closed on January 30, 2015, and we recognized a $10 million gain on sale in the consolidated statement of operations for the year ended December 31, 2015.
In August 2014, we entered into a purchase and sale agreement with American Midstream, LLC to divest our two-thirds ownership interest in Main Pass Oil Gathering Company, or Main Pass, for total proceeds of approximately $14 million and selling costs of approximately $3 million. This transaction closed on August 11, 2014, and we recognized a $6 million loss on sale in the consolidated statements of operations for the year ended December 31, 2014.